Financial structure and financial costs - Impact on statement of income, Impact of hedging strategies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial structure, financial costs and financial instruments
Cost of net debt	$ (2,067)	$ (1,230)	$ (1,019)
Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Loans and receivables	770	1,335	1,420
Financing liabilities and associated hedging instruments	(2,424)	(2,321)	(2,190)
Fair value hedge (ineffective portion)	13	1	2
Lease assets and obligations	(628)	(552)	(499)
Assets and liabilities held for trading	202	307	248
Cost of net debt	(2,067)	(1,230)	(1,019)
Impact of the hedging strategies
INEFFECTIVE PORTION OF HEDGE	13	1	2
Cash flow hedge
Profit (Loss) recorded in other comprehensive income of the period	(330)	448	128
Recycled amount from other comprehensive income to the income statement of the period	158	(260)	140
Financial instruments, excluding commodity contracts | Fair value hedge
Financial structure, financial costs and financial instruments
Fair value hedge (ineffective portion)	13	1	2
Impact of the hedging strategies
Revaluation impact at market value of bonds	(1,372)	(568)	(765)
Swap hedging of bonds	1,385	569	767
INEFFECTIVE PORTION OF HEDGE	13	1	2
Financial instruments, excluding commodity contracts | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value hedge (ineffective portion)	0	0	0
Impact of the hedging strategies
INEFFECTIVE PORTION OF HEDGE	$ 0	$ 0	$ 0